Property, Plant and Equipment - Additional Information (Detail) ₨ in Millions	Aug. 07, 2022 INR (₨)
Ford India Private Limited [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Payment for assets acquisition	₨ 7,257.0